Stock-Based Compensation (Schedule of Outstanding Stock Options) (Detail) - ¥ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	5,776,069	7,094,339	5,704,699	4,888,206
Weighted average exercise price, Outstanding	¥ 1,536	¥ 1,523	¥ 1,418	¥ 1,616
Weighted average remaining contractual life, Outstanding, years	2 years 1 month 6 days
Number of options, Exercisable	5,776,069	4,442,339	3,222,699
Weighted average exercise price, Exercisable	¥ 1,536	¥ 1,437	¥ 1,580
Weighted average remaining contractual life, Exercisable, years	2 years 1 month 6 days
1,048 - 1,668
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range limit	¥ 1,048
Exercise price, upper range limit	¥ 1,668
Number of options, Outstanding	3,008,990
Weighted average exercise price, Outstanding	¥ 1,345
Weighted average remaining contractual life, Outstanding, years	1 year 7 months 6 days
Number of options, Exercisable	3,008,990
Weighted average exercise price, Exercisable	¥ 1,345
Weighted average remaining contractual life, Exercisable, years	1 year 7 months 6 days
1,669 - 3,836
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range limit	¥ 1,669
Exercise price, upper range limit	¥ 3,836
Number of options, Outstanding	2,767,079
Weighted average exercise price, Outstanding	¥ 1,744
Weighted average remaining contractual life, Outstanding, years	2 years 8 months 12 days
Number of options, Exercisable	2,767,079
Weighted average exercise price, Exercisable	¥ 1,744
Weighted average remaining contractual life, Exercisable, years	2 years 8 months 12 days